Operating leases right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Operating leases right-of-use assets and lease liabilities
11. Operating leases right-of-use assets and lease liabilities:

The Company has entered into various non-cancellable operating lease agreements primarily for its manufacturing facilities and offices. The Company's leases have lease terms expiring between 2027 and 2030. Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. The average remaining lease term is approximately four years and the present value of the outstanding operating lease liability was determined applying a weighted average discount rate of 9.3% based on incremental borrowing rates applicable in each location.
The components of lease cost are as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Amortization of right-of-use assets	$95	$188	$185	$323
Interest	6	21	14	44
Total lease cost	$101	$209	$199	$367
11. Operating leases right-of-use assets and lease liabilities (continued):

The maturities of lease liabilities as at June 30, 2025 are as follows:

The remainder of 2025	$336
2026	595
2027	608
2028	551
2029	487
Thereafter	293
Total undiscounted cash flows	2,870
Less: imputed interest	905
Present value of operating lease liabilities	1,965
Less: current portion	633
Long-term operating lease liabilities	$1,332